Financial Instrument Risk Management - Contractual and Scheduled Maturities of Debt Securities, Mortgages, and Loans (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	$ 168,785	$ 152,785
Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	89,089	81,606
Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	3,769	4,119
Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	14,075	13,646
Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	13,999	12,956
Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	57,246	50,885
Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	15,428	16,225
Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	34,518	31,997
Fair value through profit or loss | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	77,834	67,894
Fair value through profit or loss | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	3,048	2,094
Fair value through profit or loss | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	10,526	9,692
Fair value through profit or loss | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	10,459	9,655
Fair value through profit or loss | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	53,801	46,453
Available-for-sale | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	11,255	13,712
Available-for-sale | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	721	2,025
Available-for-sale | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	3,549	3,954
Available-for-sale | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	3,540	3,301
Available-for-sale | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	3,445	4,432
Gross carrying amount | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	15,494	16,295
Gross carrying amount | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	1,230	1,099
Gross carrying amount | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	5,465	5,255
Gross carrying amount | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	5,884	6,787
Gross carrying amount | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	2,915	3,154
Gross carrying amount | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	34,567	32,044
Gross carrying amount | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	2,192	1,834
Gross carrying amount | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	6,954	6,872
Gross carrying amount | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	6,670	5,449
Gross carrying amount | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	$ 18,751	$ 17,889